Income Tax Expenses - Additional Information (Detail) - HKD ($) $ in Millions		12 Months Ended
	Nov. 27, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax [line items]
Preferential Tax rate		15.00%	15.00%	15.00%
Weikun technology [member]
Income tax [line items]
Preferential Tax rate	15.00%	15.00%	15.00%	15.00%
PRC company [member] | Bottom of range [member]
Income tax [line items]
Increase decrease in withholding tax rate			5.00%
PRC company [member] | Top of range [member]
Income tax [line items]
Increase decrease in withholding tax rate			10.00%
Hong Kong [member]
Income tax [line items]
Income tax rate		16.50%
Accounting profit		$ 2
Tax rate effect changes in profit		8.25%
Average effective tax rate		16.50%
Singapore [member]
Income tax [line items]
Income tax rate		17.00%	17.00%	17.00%
Indonesia [member]
Income tax [line items]
Income tax rate		22.00%	22.00%	22.00%
PRC [member]
Income tax [line items]
Income tax rate		25.00%	25.00%	25.00%